Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1,481	$ 813	$ 707
Increase – tax positions in current period	1,375	668	106
Ending balance	$ 2,856	$ 1,481	$ 813